Unaudited Condensed Consolidated Statement of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid In Capital Stock Options [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Feb. 29, 2020	$ 2,585	$ 7,521,587		$ (7,826,754)	$ 3,964	$ (298,618)	$ 4,183	$ (294,435)
Beginning balance, shares at Feb. 29, 2020	25,847,953
Common stock issued for cash	$ 384	4,886,116				4,886,500		$ 4,886,500
Common stock issued for cash, shares	3,847,334							12,705,541
Common stock issued for professional service	$ 886	778,147				779,033		$ 779,033
Common stock issued for professional service, shares	8,858,207
Execution of convertible notes	$ 50	999,950				1,000,000		1,000,000
Execution of convertible notes, shares	500,000
Stock subscribed / (cancelled)	$ (15)	(14,985)				(15,000)		(15,000)
Stock subscribed / (cancelled), shares	150,000
Accumulated other comprehensive income					136,942	136,942		136,942
Net (Loss)				(4,381,974)		(4,381,974)	3,900	(4,378,074)
Ending balance, value at Feb. 28, 2021	$ 3,890	14,170,815		(12,208,728)	140,906	2,106,883	8,083	2,114,966
Ending balance, shares at Feb. 28, 2021	38,903,494
Common stock issued for cash	$ 9	179,990				179,999		179,999
Common stock issued for cash, shares	86,666
Common stock issued for professional service	$ 1	9,999				10,000		10,000
Common stock issued for professional service, shares	5,000
Accumulated other comprehensive income					60,184	60,184		60,184
Net (Loss)				(911,890)		(911,890)	2,384	(909,506)
Ending balance, value at May. 31, 2021	$ 3,900	14,360,804		(13,120,618)	201,090	1,445,176	10,467	1,455,643
Ending balance, shares at May. 31, 2021	38,995,160
Beginning balance, value at Feb. 28, 2021	$ 3,890	14,170,815		(12,208,728)	140,906	2,106,883	8,083	2,114,966
Beginning balance, shares at Feb. 28, 2021	38,903,494
Common stock issued for cash	$ 114	5,114,385				5,114,499		5,114,499
Common stock issued for cash, shares	1,136,566
Common stock issued for professional service	$ 13	579,987				580,000		580,000
Common stock issued for professional service, shares	125,000
Execution of convertible notes	$ 248	1,940,752				1,941,000		1,941,000
Execution of convertible notes, shares	2,477,200
Stock subscribed / (cancelled)	$ (2)	(74,998)				(75,000)		(75,000)
Stock subscribed / (cancelled), shares	15,000
Additional paid-in capital - stock options			356,328			356,328		356,328
Accumulated other comprehensive income					(2,995)	(2,995)		(2,995)
Net (Loss)				(4,943,444)		(4,943,444)	2,896	(4,940,548)
Ending balance, value at Feb. 28, 2022	$ 4,263	21,730,941	356,328	(17,152,172)	137,911	5,077,271	10,979	5,088,250
Ending balance, shares at Feb. 28, 2022	42,627,260
Common stock issued for cash
Common stock issued for cash, shares
Common stock issued for professional service	$ 15	435,235				435,250		435,250
Common stock issued for professional service, shares	150,000
Accumulated other comprehensive income					(305,370)	(305,370)		(305,370)
Net (Loss)				(1,444,123)		(1,444,123)	(545)	(1,444,668)
Ending balance, value at May. 31, 2022	$ 4,278	$ 22,166,176	$ 356,328	$ (18,596,295)	$ (167,459)	$ 3,763,028	$ 10,434	$ 3,773,462
Ending balance, shares at May. 31, 2022	42,777,260